Loss Per Share - Weighted average numbers of ordinary shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share
Weighted average numbers of ordinary shares outstanding	137,809,220	100,884,316	96,855,134
Restricted shares
Loss Per Share
Weighted average numbers of ordinary shares outstanding			4,051,753
Outstanding weighted average options granted
Loss Per Share
Weighted average numbers of ordinary shares outstanding	27,077,944	43,876,236	55,132,378
Convertible notes
Loss Per Share
Weighted average numbers of ordinary shares outstanding	110,731,276	57,008,080	37,671,003